PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
	2021	2020
Property and equipment:
Telecommunications fiber and equipment	$2,578,526	$2,530,167
Film production equipment	369,903	369,903
Medical equipment	229,452	133,329
Office furniture and equipment	86,899	86,899
Leasehold improvements	18,679	18,679
Total property and equipment	3,283,459	3,138,977
Accumulated depreciation	(1,148,741)	(993,380)
Property and equipment, net	$2,134,718	$2,145,597

	2020	2019
Property and equipment:
Telecommunications fiber and equipment	$2,530,167	5,203,000
Film production equipment	369,903	369,903
Medical equipment	133,329	---
Office furniture and equipment	86,899	85,485
Leasehold improvements	18,679	18,679
Total Property ad equipment	3,138,977	5,677,067
Accumulated depreciation	(993,380)	(1,253,919)
Property and equipment, net	$2,145,597	4,423,148